Expense Example	Mar. 31, 2026 USD ($)
PIA BBB Bond Fund | PIA BBB Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	243
PIA MBS Bond Fund | PIA MBS Bond Fund Managed Account Completion Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	390
PIA High Yield (MACS) Fund | PIA High Yield (MACS) Fund Managed Account Completion Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	58
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	230
PIA Short-Term Securities Fund | PIA Short-Term Securities Fund Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	130
Expense Example, with Redemption, 5 Years	228
Expense Example, with Redemption, 10 Years	516
Institutional Class Prospectus | PIA High Yield Fund | PIA High Yield Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,161
Class A Prospectus | PIA High Yield Fund | PIA High Yield Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	504
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,092
Expense Example, with Redemption, 10 Years	$ 1,955